IDEX SERIES FUND
                         CAPITAL APPRECIATION PORTFOLIO
                             EQUITY-INCOME PORTFOLIO

                       SUPPLEMENT DATED DECEMBER 20, 1996
                     TO PROSPECTUS DATED SEPTEMBER 20, 1996

PLEASE READ THIS SUPPLEMENT CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.


                         Capital Appreciation Portfolio

     The Board of Trustees of IDEX Series Fund has approved a change in the investment objective of the IDEX Series Fund Capital Appreciation Portfolio. Effective February 1, 1997, the investment objective of this Portfolio will be changed from "long-term growth of capital in a manner consistent with the preservation of capital" to "long-term growth of capital." This change is to be reflected throughout the Prospectus.


                                    * * * * *


                             Equity-Income Portfolio

     The Board of Trustees of IDEX Series Fund has approved a name change for the IDEX Series Fund Equity-Income Portfolio. Effective February 1, 1997, the Equity-Income Portfolio will change its name from Equity-Income Portfolio to the Strategic Total Return Portfolio. This change is to be reflected throughout the Prospectus.





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                                IDEX SERIES FUND
                         CAPITAL APPRECIATION PORTFOLIO
                             EQUITY-INCOME PORTFOLIO

                       SUPPLEMENT DATED DECEMBER 20, 1996
         TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 20, 1996

PLEASE READ THIS SUPPLEMENT CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.



                         Capital Appreciation Portfolio

     The Board of Trustees of IDEX Series Fund has approved a change in the investment objective of the IDEX Series Fund Capital Appreciation Portfolio. Effective February 1, 1997, the investment objective of this Portfolio will be changed from "long-term growth of capital in a manner consistent with the preservation of capital" to "long-term growth of capital." This change is to be reflected throughout the Prospectus.


                                    * * * * *


                             Equity-Income Portfolio

     The Board of Trustees of IDEX Series Fund has approved a name change for the IDEX Series Fund Equity-Income Portfolio. Effective February 1, 1997, the Equity-Income Portfolio will change its name from Equity-Income Portfolio to the Strategic Total Return Portfolio. This change is to be reflected throughout the Prospectus.